Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 02/15/2041 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 11/30/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 11/15/2041 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 08/15/2054 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Federal Home Loan Mortgage Corp. 10/01/2032 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Uniform Mortgage-Backed Security TBA 01/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 12/31/2029 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 11/15/2040 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | U. S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Commercial Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 02/15/2041 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 11/30/2029 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 11/15/2041 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 08/15/2054 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Federal Home Loan Mortgage Corp. 10/01/2032 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Uniform Mortgage-Backed Security TBA 01/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 12/31/2029 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 11/15/2040 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | U. S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Commercial Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund - Class 2 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%